RELATED-PARTY TRANSACTIONS (Tables)	3 Months Ended
Dec. 31, 2013
RELATED-PARTY TRANSACTIONS [Abstract]
Schedule of Loans to Related Parties Outstanding
	December 31,	September 30,
	2013	2013	2012
Beginning balance	$585	$931	$432
New loans	26	381	809
Repayments	(11)	(727)	(310)

Ending balance	$600	$585	$931